Income Tax (Details) - Schedule of provision for income tax expense (benefit) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
USA
China	596,186
Deferred
USA
China
Total provision for income tax expense (benefit)	$ 596,186